Loans Held for Sale Loan Securitizations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Agency Securitizations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cash Flows Between Transferor and Transferee, Proceeds from New Transfers	$ 9,031,693	$ 8,297,369	$ 5,037,329
Cash Flows Between Transferor and Transferee, Purchases of Previously Transferred Financial Assets	4,738	7,363	9,149
Nonagency Sales [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cash Flows Between Transferor and Transferee, Proceeds from New Transfers	1,715,652	361,168	444,048
Cash Flows Between Transferor and Transferee, Purchases of Previously Transferred Financial Assets	19,234	31,494	20,884
Residential Mortgage [Member] | Nonagency Sales [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cash Flows Between Transferor and Transferee, Proceeds from New Transfers	1,641,101	361,168	444,048
Commercial and Commercial Real Estate [Member] | Nonagency Sales [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cash Flows Between Transferor and Transferee, Proceeds from New Transfers	$ 74,551	$ 0	$ 0